Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	Balance January 1, 2023	Foreign Exchange	Balance December 31, 2023	Foreign Exchange	Acquisition cost	Balance December 31, 2024
Iron Creek, USA	$87,693	$(2,059)	$85,634	$7,530	$36	$93,200